Employee Pension And Postretirement Benefit Plans - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) plan Plan	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Contribution made by the company	$ 19.4	$ 19.3	$ 20.7
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Contribution made by the company	3.7	2.4
Pension plan contribution for next year	$ 2.2
Pension Benefits | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset allocation	40.00%
Pension Benefits | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset allocation	53.00%
Pension Benefits | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset allocation	6.00%
Pension Benefits | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset allocation	1.00%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Contribution made by the company	$ 1.6	1.8
Pension plan contribution for next year	1.6
Multiemployer Plans, Postretirement Benefit
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans contribution	$ 0.2	$ 1.5	$ 0.3
Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of participant's annual compensation for employer matching and profit sharing contributions	1.00%
Percentage of total contributions (more than)	5.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of participant's annual compensation for employer matching and profit sharing contributions	80.00%
Maximum | Pension Benefits | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Targeted equities percentage under investment policy	65.00%
Private brands business of ConAgra Foods
Defined Benefit Plan Disclosure [Line Items]
Number of pension plans acquired | plan	3
Number of postretirement benefit plan acquired | Plan	1